Other Non-current Assets - Summary of Other Non-current Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Miscellaneous non-current assets [abstract]
Taxes recoverable, statutory deposits and dues from government	₨ 10,496.3	$ 161.0	₨ 11,252.6
Prepaid rentals on operating leases	3,817.2	58.6	3,261.0
Prepaid expenses	8,086.3	124.1	6,312.4
Others	2,027.6	31.1	1,985.1
Total	₨ 24,427.4	$ 374.8	₨ 22,811.1